Cover	6 Months Ended
Jun. 30, 2023
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2023
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-38094
Entity Registrant Name	FORESIGHT AUTONOMOUS HOLDINGS LTD.
Entity Central Index Key	0001691221
Entity Address, Address Line One	7 Golda Meir
Entity Address, City or Town	Ness Ziona
Entity Address, Country	IL
Entity Address, Postal Zip Code	7403650